Statements of Financial Condition - USD ($)	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Investment in Millburn Multi-Markets Trading L.P. (the "Master Fund")	$ 191,189,357	$ 159,519,606
Due from the Master Fund	736,814	659,683
Cash and cash equivalents	2,864,000	2,480,000
Total assets	194,790,171	162,659,289
LIABILITIES:
Capital contributions received in advance	2,864,000	2,480,000
Capital withdrawal payable to Limited Partners	736,814	659,683
Total liabilities	3,600,814	3,139,683
PARTNERS' CAPITAL:
General Partner	3,122,595	2,788,913
Total limited partners	188,066,762	156,730,693
Total partners' capital	191,189,357	159,519,606
TOTAL	194,790,171	162,659,289
Series A [Member]
PARTNERS' CAPITAL:
Limited Partners	$ 166,972,241	$ 144,621,713
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	$ 1,263.51	$ 1,191.29
Series B [Member]
PARTNERS' CAPITAL:
Limited Partners	$ 10,343,480	$ 9,305,965
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	$ 1,476.27	$ 1,369.64
Series C [Member]
PARTNERS' CAPITAL:
Limited Partners	$ 4,831,807	$ 2,008,278
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	$ 1,506.23	$ 1,397.43
Series D [Member]
PARTNERS' CAPITAL:
Limited Partners	$ 5,919,234	$ 794,737
NET ASSET VALUE PER UNIT OUTSTANDING:
Net Asset Value Per Unit Outstanding	$ 1,432.49	$ 1,338.27
Millburn Multi-Markets Trading L.P. [Member]
ASSETS
Investments in U.S. Treasury notes - at fair value (amortized cost $99,692,940 and $72,751,039)	$ 99,835,520	$ 72,705,286
Net unrealized appreciation on open futures and forward currency contracts	5,430,488	15,031,193
Due from brokers	20,430,870	18,741,601
Cash denominated in foreign currencies (cost $31,152,549 and $14,722,589)	31,566,671	14,704,063
Total equity in trading accounts	157,263,549	121,182,143
INVESTMENTS IN U.S. TREASURY NOTES — at fair value (amortized cost $440,349,793 and $336,217,865)	440,688,034	336,146,438
Cash and cash equivalents	53,997,893	51,632,381
ACCRUED INTEREST RECEIVABLE	2,333,434	823,388
DUE FROM MILLBURN MULTI-MARKETS LTD.	100	196
TOTAL	654,283,010	509,784,546
LIABILITIES:
Net unrealized depreciation on open futures and forward currency contracts	5,818,429	362,196
Cash overdrafts denominated in foreign currencies (cost $0 and $168,198)		178,969
Subscriptions in advance	1,565,000
Capital withdrawal payable to Limited Partners	736,814	28,284,302
Capital withdrawal payable to General Partner	9,224,590	4,993,975
Management fee payable	798,199	630,458
Selling commissions payable	283,920	244,651
Accrued expenses	254,637	228,272
Due to brokers	4,479,776
Commissions and other trading fees on open futures contracts	119,320	37,349
Total liabilities	23,280,685	34,960,172
PARTNERS' CAPITAL:
Total partners' capital	631,002,325	474,824,374
TOTAL	$ 654,283,010	$ 509,784,546